SHORT-TERM BORROWINGS DUE TO RELATED PARTIES (Tables)	6 Months Ended
Dec. 31, 2025
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Schedule of short-term borrowings due to related parties

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Short-term borrowings due to related parties:		(Unaudited)	(Unaudited)
Short-term borrowing from a Founder, 3.45% annual interest, due on December 13, 2025	¥10,017,250	¥—	$—
Short-term borrowing from a Founder, 3.45% annual interest, due on December 9, 2026	—	10,018,208	1,432,585
Total short-term borrowings due to related parties	¥10,017,250	¥10,018,208	$1,432,585